EQUITY - Narrative (Details) € / shares in Units, € in Millions		6 Months Ended
	May 26, 2022 € / shares	Jul. 01, 2022 EUR (€) shares vote	Jul. 02, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares		456,789,240	455,853,051
Number of shares issued and fully paid (in shares) | shares		456,789,240	455,853,051
Dividend rate (in euros per share) | € / shares	€ 0.56
Dividends declared or paid | €			€ 0
Equity | €		€ 7,783	6,795	€ 7,210	€ 6,025
PT Coca-Cola Bottling Indonesia | The Coca-Cola Company
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests		29.40%
PT Coca-Cola Bottling Indonesia | Samoa Breweries Limited
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests		6.10%
Non-controlling interest
Disclosure of classes of share capital [line items]
Equity | €		€ 192	€ 225	€ 177	€ 0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of votes per share in issue | vote		1
Number of shares issued (in shares) | shares		554,208